Average Annual Total Returns - Transamerica Small_Mid Cap Value VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.04%	10.06%	9.85%	May 04, 1993	3.74%	9.78%	9.58%	May 03, 2004	4.88%	[1]	9.43%	[1]	9.33%	[1]

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